Trade and Other Payables (Details) - Schedule of trade and other payables - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Trade payables
Amounts due to related parties	R 8,963	R 2,816
Trade payables	90,387	88,599
Accrued expenses	115,198	122,435
Trade payables total	214,548	213,850
Other payables
Sundry creditors	14,754	14,233
Other taxes	30,896	46,372
Dividend payable to NCI	21,668	7,427
Other payables total	R 281,866	R 281,882